UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2008
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MLT Management, LLC
Address:    767 Third Avenue, 16th Floor
            New York, NY  10017

Form 13F File Number:    28-11387
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. Barach
Title:    Manager
Phone:    (212) 421-2757

Signature, Place, and Date of Signing:

  /s/ Daniel J. Barach               New York, NY            Aug. 1, 2008
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          [Signature]               [City, State]              [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:       $116,372 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7           COLUMN 8
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                                                      VALUE    SHRS OR   SH/  PUT/ INVESTMENT    OTHER              VOTING
        NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN  CALL DISCRETION   MANAGERS          AUTHORITY
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                                                                                                               Sole    Shared  None
                                                                                                               ----    ------  ----
CELESTICA INC                   SUB VTG SHS  15101Q108 10,116  1,200,000  SH       Sole                       1,200,000
CHIQUITA BRANDS INTL INC        COM          170032809  2,993    197,274  SH       Sole                         197,274
DENDREON CORP                   COM          24823Q107  5,528  1,242,411  SH       Sole                       1,242,411
ENZON PHARMACEUTICALS INC       COM          293904108  7,120  1,000,000  SH       Sole                       1,000,000
HUMAN GENOME SCIENCES INC       COM          444903108  6,252  1,200,000  SH       Sole                       1,200,000
INFOCUS CORP                    COM          45665B106  3,000  2,000,000  SH       Sole                       2,000,000
IRVINE SENSORS CORP             COM NEW      463664508    322  1,400,000  SH       Sole                       1,400,000
JETBLUE AWYS CORP               COM          477143101  7,460  2,000,000  SH       Sole                       2,000,000
MELCO PBL ENTMNT LTD            ADR          585464100 11,184  1,200,000  SH       Sole                       1,200,000
NORTEL NETWORKS CORP NEW        COM NEW      656568508 12,330  1,500,000  SH       Sole                       1,500,000
PEABODY ENERGY CORP             COM          704549104  4,403     50,000  SH       Sole                          50,000
PLANETOUT INC                   COM NEW      727058208    349    176,194  SH       Sole                         176,194
SIRIUS SATELLITE RADIO INC      COM          82966U103 13,440  7,000,000  SH       Sole                       7,000,000
SOHU COM INC                    COM          83408W103  5,980     84,900  SH       Sole                          84,900
THIRD WAVE TECHNOLOGIES INC     COM          88428W108 20,088  1,800,000  SH       Sole                       1,800,000
TOLLGRADE COMMUNICATIONS INC    COM          889542106  1,347    300,000  SH       Sole                         300,000
TUMBLEWEED COMMUNICATIONS CO    COM          899690101  4,460  1,708,675  SH       Sole                       1,708,675
